OVERDRAFT AND CREDITS FROM BANK INSTITUTION AND OTHERS - Disclosure of breakdown of credits from bank institution and others (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Loan granted	$ 15,269	$ 15,611
Overdraft and credit from bank institution [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.75%
Loan granted	$ 2,293	2,586
Credit from non-financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Loan granted	$ 8,470	6,306
Credit from non-financial institutions [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.00%
Credit from non-financial institutions [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	21.00%
Check Receivables [Member]
Disclosure of detailed information about borrowings [line items]
Loan granted	$ 4,506	$ 6,719
Check Receivables [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.50%
Check Receivables [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	13.80%